Schedule of other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total	$ 5,131	₨ 421,717	[1]	₨ 171,984	[1]	₨ 173,406	[1]
Marketing revenue [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total		₨ 421,717		₨ 171,984		₨ 173,406

[1]	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.